Financial risk management - Derivative Contracts (Details) biological_asset in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) biological_asset	Dec. 31, 2019 USD ($) biological_asset
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	283	442
Notional amount	$ 72,299	$ 37,965
Fair Value Asset/ (Liability)	(12,833)	(166)
Loss/(Gain)	$ 11,616	$ 50
Corn | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	52	221
Notional amount	$ 6,027	$ 923
Fair Value Asset/ (Liability)	(2,846)	445
Loss/(Gain)	$ 2,846	$ (446)
Soybean | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	32	107
Notional amount	$ 7,242	$ 7,118
Fair Value Asset/ (Liability)	(3,380)	759
Loss/(Gain)	$ 3,380	$ (687)
Wheat | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	(19)	13
Notional amount	$ (4,272)	$ 515
Fair Value Asset/ (Liability)	151	(28)
Loss/(Gain)	$ (151)	$ 28
Sugar | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	217	101
Notional amount	$ 63,025	$ 29,409
Fair Value Asset/ (Liability)	(6,738)	(1,342)
Loss/(Gain)	$ 5,538	$ 1,155
Ethanol | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | biological_asset	1
Notional amount	$ 277
Fair Value Asset/ (Liability)	(20)
Loss/(Gain)	$ 3